Financial Instruments - Pre Tax Gains losses on Consolidated Statements of Operation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flow Hedges
Foreign exchange contracts-accumulated other comprehensive income (Effective Portion)	$ (251)	$ 208	$ (72)
Interest rate derivatives-accumulated other comprehensive (Effective Portion)	1	(7)	(23)
Interest Expense [Member]
Fair Value Hedges
Interest rate derivatives	(8)	(45)	17
Gains/(losses) on hedged items	8	45	(17)
Cash Flow Hedges
Interest rate derivatives-Reclassified from accumulated other comprehensive income (Effective Portion)	(12)	(14)	(19)
Sales Revenue, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)	14	15	(55)
Cost of Goods Sold [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)	(7)	7	(68)
Other, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)	(30)	59	(7)
Not Designated as Hedges
Non Designated as Hedges, Foreign exchange contracts	$ (14)	$ 64	$ (12)